Interim Condensed Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Allowance for doubtful accounts receivable	¥ 1,319	$ 187	¥ 928
Total current liabilities	60,448	8,555	57,380
Total non-current liabilities	72,224	10,224	71,121
Variable Interest Entity, Primary Beneficiary
Total current liabilities	24,976	3,535	24,692
Total non-current liabilities	¥ 6,150	$ 870	¥ 6,295
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00005		$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	825,000,000
Common stock, shares issued	26,956,310	26,956,310	27,381,621
Common stock, shares outstanding	26,956,310	26,956,310	27,381,621
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00005		$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000	35,400,000
Common stock, shares issued	7,151,254	7,151,254	7,201,254
Common stock, shares outstanding	7,151,254	7,151,254	7,201,254